Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
7.	Commitments and Contingencies
From time to time, the Company may become involved in litigation. Management is not currently aware of any litigation matters or other contingencies that could have a material adverse effect on the financial position, results of operations, or cash flows of the Company.

6.	Commitments
The Company leased office space in Newark, California under a cancelable operating lease agreement, which was terminated in December 2021.

The Company executed a noncancelable operating lease for approximately 9,091 square feet of office space in Hayward, California in November 2021 as its headquarters. There lease expires in October 2025 and there is no option to renew for an additional term. The Company is obligated to pay, on a pro-rata
basis, real estate taxes and operating costs related to the premises.
The lease cost for the year ended December 31, 2021 is as follows:

Operating lease cost	$21

Short term lease cost	28

Total lease cost	$49

Amounts reported in the balance sheet for leases where the Company is the lessee as of December 31, 2021 are as follows:

Right-of-use assets, operating lease	$503

Operating lease liabilities, current	$163
Operating lease liabilities, non-current	545

Total operating lease liabilities	$708

Remaining lease term (in years)	3.83
Discount rate	6.0%
Other information related to leases for the year ended December 31, 2021 is as follows:

Cash paid for amounts included in the measurement of lease liabilities	$—
Future minimum lease payments remaining as of December 31, 2021 under the operating lease by fiscal year are as follows:

Fiscal Year
2022	$202
2023	206
2024	210
2025	178

Total minimum lease payments	796
Less imputed interest	(88)

Present value of lease payments	$708

Rent expense recorded during the year ended December 31, 2020 was $55.
At December 31, 2021, there were no purchase commitments with third-party suppliers.
Contingencies
From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues a liability for such matters when future expenditures are probable and such expenditures can be reasonably estimated. The Company recorded no liabilities for contingent matters as of December 31, 2021.